SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended
	Jun. 06, 2023	May 06, 2023	Apr. 06, 2023	Dec. 09, 2022	Jan. 31, 2023
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Face amount					$ 26,000
Maturity date					Apr. 10, 2023
Interest rate					14.00%
President [Member]
Subsequent Event [Line Items]
Repayment of related party debt					$ 14,000
Officer [Member]
Subsequent Event [Line Items]
Face amount				$ 25,000
Maturity date				Mar. 09, 2023
Interest rate				14.00%
Subsequent Event [Member] | Purchase Agreement [Member] | FAR Holdings International [Member]
Subsequent Event [Line Items]
Borrowed amount			$ 250,000
Face amount			$ 300,000
Number of warrants issued			1,000,000
Share Price			$ 0.001
Original issuance discount			$ 50,000
Periodic payment	$ 100,000	$ 100,000
Maturity date			Jul. 06, 2023
Exercise price			$ 0.044
Default fee			$ 3,000